Note 5 - Land, Property and Equipment - Land, Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Balance	$ 1,790
Balance	1,826	$ 1,790
Balance	(1,790)
Balance	(1,826)	(1,790)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	3,266	3,104
Additions	251	157	[1]
Change in reclamation estimate	(88)	55
Deconsolidation of GRC		(2)
Impact of foreign currency translation	145	(48)
Disposition	(44)
Balance	3,530	3,266
Balance	(3,266)	(3,104)
Impact of foreign currency translation	(145)	48
Disposition	44
Balance	(3,530)	(3,266)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(1,476)	(1,313)
Impact of foreign currency translation	(62)	23
Disposition	44
Balance	(1,704)	(1,476)
Balance	1,476	1,313
Depreciation	210	186
Impact of foreign currency translation	62	(23)
Disposition	(44)
Balance	1,704	1,476
Land [member]
Statement Line Items [Line Items]
Balance	1,010
Balance	1,060	1,010
Balance	(1,010)
Balance	(1,060)	(1,010)
Land [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,010	1,028
Additions	0	0	[1]
Change in reclamation estimate	0	0
Deconsolidation of GRC		0
Impact of foreign currency translation	50	(18)
Disposition	0
Balance	1,060	1,010
Balance	(1,010)	(1,028)
Impact of foreign currency translation	(50)	18
Disposition	(0)
Balance	(1,060)	(1,010)
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(0)	(0)
Impact of foreign currency translation	(0)	(0)
Disposition	0
Balance	(0)	(0)
Balance	0	0
Depreciation	0	0
Impact of foreign currency translation	0	0
Disposition	0
Balance	0	0
Buildings and camp structures [member]
Statement Line Items [Line Items]
Balance	618
Balance	489	618
Balance	(618)
Balance	(489)	(618)
Buildings and camp structures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,193	1,155
Additions	0	0	[1]
Change in reclamation estimate	(88)	55
Deconsolidation of GRC		0
Impact of foreign currency translation	58	(17)
Disposition	0
Balance	1,163	1,193
Balance	(1,193)	(1,155)
Impact of foreign currency translation	(58)	17
Disposition	(0)
Balance	(1,163)	(1,193)
Buildings and camp structures [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(575)	(521)
Impact of foreign currency translation	(31)	8
Disposition	0
Balance	(674)	(575)
Balance	575	521
Depreciation	68	62
Impact of foreign currency translation	31	(8)
Disposition	0
Balance	674	575
Office equipment [member]
Statement Line Items [Line Items]
Balance	23
Balance	16	23
Balance	(23)
Balance	(16)	(23)
Office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	141	138
Additions	35	8	[1]
Change in reclamation estimate	0	0
Deconsolidation of GRC		(2)
Impact of foreign currency translation	10	(3)
Disposition	0
Balance	186	141
Balance	(141)	(138)
Impact of foreign currency translation	(10)	3
Disposition	(0)
Balance	(186)	(141)
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(118)	(107)
Impact of foreign currency translation	(8)	3
Disposition	0
Balance	(170)	(118)
Balance	118	107
Depreciation	44	14
Impact of foreign currency translation	8	(3)
Disposition	0
Balance	170	118
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	138
Balance	261	138
Balance	(138)
Balance	(261)	(138)
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	348	197
Additions	216	149	[1]
Change in reclamation estimate	0	0
Deconsolidation of GRC		0
Impact of foreign currency translation	(4)	2
Disposition	(44)
Balance	516	348
Balance	(348)	(197)
Impact of foreign currency translation	4	(2)
Disposition	44
Balance	(516)	(348)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(210)	(101)
Impact of foreign currency translation	8	(0)
Disposition	44
Balance	(255)	(210)
Balance	210	101
Depreciation	97	109
Impact of foreign currency translation	(8)	0
Disposition	(44)
Balance	255	210
Exploration equipment [Member]
Statement Line Items [Line Items]
Balance	1
Balance	0	1
Balance	(1)
Balance	0	(1)
Exploration equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	227	232
Additions	0	0	[1]
Change in reclamation estimate	0	0
Deconsolidation of GRC		0
Impact of foreign currency translation	13	(5)
Disposition	0
Balance	240	227
Balance	(227)	(232)
Impact of foreign currency translation	(13)	5
Disposition	(0)
Balance	(240)	(227)
Exploration equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(226)	(230)
Impact of foreign currency translation	(13)	5
Disposition	0
Balance	(240)	(226)
Balance	226	230
Depreciation	1	1
Impact of foreign currency translation	13	(5)
Disposition	0
Balance	240	226
Vehicles [member]
Statement Line Items [Line Items]
Balance	0
Balance	0	0
Balance	0
Balance	0	0
Vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	347	354
Additions	0	0	[1]
Change in reclamation estimate	0	0
Deconsolidation of GRC		0
Impact of foreign currency translation	18	(7)
Disposition	0
Balance	365	347
Balance	(347)	(354)
Impact of foreign currency translation	(18)	7
Disposition	(0)
Balance	(365)	(347)
Vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(347)	(354)
Impact of foreign currency translation	(18)	7
Disposition	0
Balance	(365)	(347)
Balance	347	354
Depreciation	0	0
Impact of foreign currency translation	18	(7)
Disposition	0
Balance	$ 365	$ 347

[1]	Additions under right-of-use assets includes $58,591 pertaining to a lease modification for office space.